Credit Risk (Narrative) (Detail) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019 USD ($) counterparty	Jun. 30, 2018	Jun. 30, 2019 USD ($) counterparty	Jun. 30, 2018	Dec. 31, 2018 USD ($)
Concentration Risk and Guarantor Obligations [Line Items]
Gross credit exposure			$ 166
Additional collateral to be posted if the credit related contingent features were triggered	$ 3		3		$ 1
Virginia Electric and Power Company
Concentration Risk and Guarantor Obligations [Line Items]
Gross credit exposure			52
Wholesale Customers | Dominion Energy Gas Holdings, LLC
Concentration Risk and Guarantor Obligations [Line Items]
Gross credit exposure			$ 30
Customer Concentration Risk | Sales Revenue, Net | Dominion Energy Gas Holdings, LLC
Concentration Risk and Guarantor Obligations [Line Items]
Concentration risk, percentage (percentage)	34.00%		33.00%
Customer Concentration Risk | Largest Customer | Sales Revenue, Net | Dominion Energy Gas Holdings, LLC
Concentration Risk and Guarantor Obligations [Line Items]
Concentration risk, percentage (percentage)	18.00%	15.00%	17.00%	8.00%
Customer Concentration Risk | Export Customers | Sales Revenue, Net | Dominion Energy Gas Holdings, LLC
Concentration Risk and Guarantor Obligations [Line Items]
Concentration risk, percentage (percentage)		27.00%		15.00%
Credit Concentration Risk
Concentration Risk and Guarantor Obligations [Line Items]
Number of counterparties | counterparty	0		0
Amount of exposure for single counterparty			$ 35
Credit Concentration Risk | Dominion Energy Gas Holdings, LLC
Concentration Risk and Guarantor Obligations [Line Items]
Number of counterparties | counterparty	0		0
Amount of exposure for single counterparty			$ 5
Credit Concentration Risk | Wholesale Customers | Sales Revenue, Net | Virginia Electric and Power Company
Concentration Risk and Guarantor Obligations [Line Items]
Number of counterparties | counterparty	0		0
Amount of exposure for single counterparty			$ 37
Credit Concentration Risk | Investment Grade | Investment Grade Counterparty | Virginia Electric and Power Company
Concentration Risk and Guarantor Obligations [Line Items]
Concentration risk, percentage (percentage)			98.00%
Credit Concentration Risk | Investment Grade | Investment Grade Counterparty | Dominion Energy Gas Holdings, LLC
Concentration Risk and Guarantor Obligations [Line Items]
Concentration risk, percentage (percentage)			96.00%